William J. Evers Vice President, Corporate Counsel

The Prudential Insurance Company of America 213 Washington Street, 15th floor Newark, NJ 07102-3777 Tel 973 802-3716 william.evers@prudential.com

April 1, 2014

Sally Samuel, Esq.

Office of Insurance Products

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pruco Life Flexible Premium Variable Annuity Account (“Registrant”)
Initial Registration Statements on Form N-4 (File No. 333-192701)

Dear Ms. Samuel:

On behalf of the above-named Registrant, filed herewith is an electronically formatted copy of Pre-effective Amendment No. 2 to the above-referenced Registration Statement. The purpose of this Pre-effective Amendment is to update the prospectus in the above-referenced registration statement. The updated prospectus reflects disclosure changes made in response to staff comments, updated information regarding the underlying portfolios and final contract charges.

Upon satisfaction of our revisions and/or further comment, we plan to file a Pre-effective Amendment No. 3 which will include exhibits and financial statements. Also, we will include a letter requesting acceleration of the effective date of this Registration Statement.

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Pruco Life Insurance Company acknowledges that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the registrant is responsible for the adequacy and accuracy of the disclosure in the filing; the staff’s comments, the registrant’s changes to the disclosure in response to the staff’s comments or the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from this responsibility; and

•	the registrant may not assert this action or the staff’s comments as a defense in any proceeding initiating by the Commission or any person under the federal securities laws of the United States.

Please call me at (973) 802-3716 if you have any questions.

Sincerely,

Pruco Life Insurance Company

By:	/s/ William J. Evers
William J. Evers Vice President, Corporate Counsel

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